Income tax (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Income Tax
Income tax expenses	$ 1.7	$ 1.2
Current income tax expense	0.4	0.3
Deferred income tax expense	$ 1.3	$ 0.9